1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security	Shares	Value
Common Stocks ― 98.3%
Capital Markets ― 6.4%
Ameriprise Financial Inc.	18,425	$4,642,179
CME Group Inc.	18,000	3,188,340
Goldman Sachs Group Inc/The	9,300	2,725,365
Total Capital Markets		10,555,884

Commercial Banks ― 50.1%
Bank of America Corp.	268,000	8,093,600
Banner Corp.	79,000	4,667,320
Coastal Financial Corp./WA*	75,000	2,980,500
Columbia Banking System Inc.	68,805	1,987,776
Comerica Inc.	10,000	711,000
Farmers & Merchants Bank of Long Beach	200	1,585,000
Fifth Third Bancorp	88,400	2,825,264
First Foundation Inc.	127,000	2,303,780
First Republic Bank/CA	20,000	2,611,000
First Western Financial Inc.*	77,000	1,898,050
Glacier Bancorp Inc.	54,362	2,670,805
HBT Financial Inc.	60,000	1,089,000
Heritage Financial Corp.	103,000	2,726,410
JPMorgan Chase & Co.	68,600	7,168,700
Pacific Premier Bancorp Inc.	96,263	2,980,303
PNC Financial Services Group Inc.	18,000	2,689,560
QCR Holdings Inc.	79,000	4,024,260
SmartFinancial Inc.	61,000	1,507,310
South State Corp.	47,309	3,743,088
Stock Yards Bancorp Inc.	65,000	4,420,650
SVB Financial Group*	10,400	3,492,112
Truist Financial Corp.	96,905	4,219,244
U.S. Bancorp	94,000	3,790,080
Univest Corp. of Pennsylvania	55,126	1,294,358
Webster Financial Corp.	127,000	5,740,400
Western Alliance Bancorp	24,000	1,577,760
Total Commercial Banks		82,797,330

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)

Security	Shares	Value
Diversified Financial Services ― 9.8%
Alerus Financial Corp.	65,000	$1,436,500
Charles Schwab Corp/The	116,000	8,336,920
Intercontinental Exchange Inc.	33,000	2,981,550
Voya Financial Inc.	56,000	3,388,000
Total Diversified Financial Services		16,142,970

Insurance ― 16.0%
American Financial Group Inc.	26,900	3,306,817
Brown & Brown Inc.	63,000	3,810,240
Chubb Limited	51,600	9,385,008
Hanover Insurance Group Inc.	32,000	4,100,480
Marsh & McLennan Cos. Inc.	27,500	4,105,475
RenaissanceRe Holdings Ltd	12,000	1,684,680
Total Insurance		26,392,700

IT Services ― 10.7%
Black Knight Inc.*	30,000	1,941,900
Fidelity National Information Services Inc.	24,787	1,873,154
Fiserv Inc.*	34,680	3,245,008
Global Payments Inc.	24,199	2,614,702
I3 Verticals Inc., Class A*	82,480	1,652,074
PayPal Holdings Inc.*	11,700	1,007,019
Visa Inc., Class A	30,000	5,329,500
Total IT Services		17,663,357

Professional Services ― 0.8%
Verisk Analytics Inc., Class A	8,000	1,364,240
Total Professional Services		1,364,240

Real Estate Investment Trusts (REITs) ― 1.5%
Crown Castle International Corp.	8,000	1,156,400
Prologis Inc.	12,000	1,219,200
Total Real Estate Investment Trusts (REITs)		2,375,600

Thrifts & Mortgage Finance ― 3.0%
Bridgewater Bancshares Inc.*	143,000	2,355,210
WSFS Financial Corp.	56,803	2,639,067
Total Thrifts & Mortgage Finance		4,994,277

Total Common Stocks (Cost ― $98,953,670)		162,286,358

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)

Security	Shares	Value
Short Term Investment ― 1.8%
Fidelity Investments Money Market - Government Portfolio - Class I - 2.74% (a)	3,012,763	$3,012,763
Total Short Term Investment (Cost ― $3,012,763)		3,012,763

Total Investments ― 100.1% (Cost ― $101,966,433)		165,299,121
Liabilities in Excess of Other Assets ― (0.1)%		(132,443)
Total Net Assets ― 100.0%		$165,166,678

Notes:
*	Non-income producing security
(a)	The rate reported is the annualized seven-day yield at period end.

1919 Financial Services Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the “Adviser” or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$162,286,358	$-	$-	$162,286,358
Total long-term investments	162,286,358	-	-	162,286,358
Short-term investments	3,012,763	-	-	3,012,763
Total investments	$165,299,121	$-	$-	$165,299,121

* See Schedule of Investments for additional detailed categorizations.